ACCOUNTS RECEIVABLE (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 CAD ($) Customer	Sep. 30, 2020	Dec. 31, 2020 CAD ($)
Accounts receivables [Abstract]
Accounts receivable	$ 354,010		$ 363,653
Provision for doubtful account	$ 0		$ 0
Concentration risks [Abstract]
Number of customers | Customer	1
Percentage of account receivable	97.00%		95.00%
One Major Customer [Member]
Concentration risks [Abstract]
Percentage of account receivable	62.00%	91.00%
Percentage of total revenue	94.00%	97.00%